SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SHARE BASED PAYMENTS
Schedule of Stock Option Activities

The following summary of stock option activities for the year ended December 31, 2020:

	Outstanding Options
		Weighted		Weighted
		average	Weighted	average
		exercise	average	remaining	Aggregate
	Number of	price	grant-date	contractual	intrinsic
	options	per option	fair value	terms	value
Outstanding as of January 1, 2020	9,883,440	$0.66	$0.61	2.65	$3,324
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	(133,330)	0.24	0.24	—	—
Expired	(3,210,110)	1.14	1.14	—	—

Outstanding as of December 31, 2020	6,540,000	$0.44	$0.35	2.53	$—
Options vested and expected to vest as of December 31, 2020	6,540,000	$0.44	$0.35	2.53	$—

Options exercisable as of December 31, 2020	4,152,490	$0.53	$0.53	2.20	$—

Summary of estimated fair value of option granted in 2019 is estimated on the date of grant using the Binomial option-pricing model

Expected volatility	39.90%
Risk-free interest rate (per annum)	2.13%
Exercise multiples	2.2
Expected dividend yield	—%
Expected term (in years)	10
Fair value of the underlying shares on the date of option grants (in US$)	1.23~1.46